Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
Note 5 — Related Party Transactions
Founder Shares
In November 2020, our founders acquired 7,187,500 founder shares (the “Founder Shares”) for an aggregate purchase price of $25,000 (the “Class B common stock”), or approximately $0.0035 per share. The Sponsor purchased 4,671,875 Founder Shares, FL
Co-Investment
purchased 1,257,813 Founder Shares and Intrepid Financial Partners purchased 1,257,812 Founder Shares. On November 25, 2020, the Sponsor sold 434,375 Founder Shares to some of the Company’s directors and executives, including Gregory D. Patrinely, the Company’s Chief Financial Officer and Secretary, at their original purchase price. Simultaneously with such transfer, each of FL
Co-Investment
and Intrepid Financial Partners transferred 13,125 Founder Shares to the
Sponsor, respectively, at their original purchase price. Such sale of Founder Shares to the Company’s directors and executives is within the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Founder Shares were sold to directors and executives and effectively transferred subject to a performance condition (i.e., the consummation of a Business Combination). Compensation expense related to the Founder Shares is recognized only when the performance condition is probable of achievement under the applicable accounting literature. Stock-based compensation would be recognized at the date a Business Combination is considered probable in an amount equal to the number of Founder Shares times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founder Shares. On November 2, 2022, the Company entered into the Merger Agreement (see Note 1); however, the Merger Agreement is subject to certain conditions to closing, such as, for example, approval by the Company’s stockholders. As a result, the Company determined that there is a possibility that a Business Combination might not happen and, therefore, no stock-based compensation expense has been recognized.
The Initial Stockholders have agreed that, subject to certain limited exceptions, the Founder Shares will not be transferred, assigned, sold or released from escrow until the earlier of (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, if (x) the last reported sale price of the shares of our Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after a Business Combination, or (y) the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of our stockholders having the right to exchange their shares of common stock for cash, securities or other property, the converted Class A common stock will be released from the lock-up.
On August 22, 2023, we issued an aggregate of 7,187,500 shares of Class A common stock to the Sponsor, FL
Co-Investment,
Intrepid Financial Partners, our independent directors and certain of our executive officers, upon the conversion of an equal number of shares of Class B common stock (the “Class B Conversion”). The 7,187,500 shares of Class A common stock issued in connection with the Class B Conversion are subject to the same restrictions as applied to the shares of Class B common stock before the Class B Conversion, including, among other things, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial business combination, as described in the prospectus for the Initial Public Offering (“IPO”) . After the Class B Conversion, no shares of Class B common stock remained outstanding.
Convertible Promissory Notes (“Working Capital Loans”)
In order to finance transaction costs in connection with a Business Combination, the initial stockholders or an affiliate of the initial stockholders or certain of the Company’s directors and officers may, but are not obligated to
, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company or convert them to warrants as described below. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. Initially up to $1,500,000, which was increased to $3,500,000 on March 24, 2023, of such loans may be convertible into warrants. The warrants would be identical to the Private Placement Warrants. As discussed below, since inception, the Company has entered into nine convertible promissory notes under this arrangement with the Sponsor to provide Working
Capital
Loans.

On March 1, 2021, the Company issued an unsecured promissory note to the Sponsor (the “First Working Capital Loan”), pursuant to which the Company may borrow up to an aggregate principal amount of $365,000. The First Working Capital Loan is non-interest
bearing and payable on the consummation of the Company’s Business Combination. The First Working Capital Loan was fully drawn down in the period ended December 31, 2021. The Sponsor assigned $145,000 of the First Working Capital Loan to our Executive Vice President and Chief Financial Officer, Gregory Patrinely, $110,000 of the First Working Capital Loan to our Executive Vice President, General Counsel and Secretary, Anthony Duenner, and $110,000
of the First Working Capital Loan to our President, J. Caldwell Flores. As of September 30, 2023 and December 31, 2022, the First Working Capital Loan in the amount of
$365,000 was fully drawn. The fair value of the note was estimated by the Company to be $383,323 at initial measurement, $292,000 and $343,034 at September 30, 2023 and December 31, 2022, respectively.
On December 27, 2021, the Company issued an unsecured promissory note to the Sponsor (the “Second Working Capital Loan”), pursuant to which the Company may borrow up to an aggregate principal amount of
$800,000. The Second Working Capital Loan is
non-interest
bearing and payable on the consummation of the Company’s Business Combination. As of September 30, 2023 and December 31, 2022, the Second Working Capital Loan in the amount of $800,000 was fully drawn. The fair value of the note was estimated by the Company to be $656,560 at initial measurement, $640,000 and $751,856 at September 30, 2023 and December 31, 2022, respectively.
On March 29, 2022, the Company issued an unsecured promissory note to the Sponsor (the “Third Working Capital Loan”), pursuant to which the Company may borrow up to an aggregate principal amount of $335,000. The Third Working Capital Loan is non-interest
bearing and payable on the consummation of the Company’s Business Combination. As of September 30, 2023 and December 31, 2022, the Third Working Capital Loan in the amount of $335,000 was fully drawn. The Sponsor assigned $111,667 of the Third Working Capital Loan to each of our Executive Vice President and Chief Financial Officer, Gregory Patrinely, and President J. Caldwell Flores, and
$111,666 of the Third Working Capital Loan to our Executive Vice President, General Counsel and Secretary, Anthony Duenner. The fair value of the note was estimated by the Company to be $282,874 at initial measurement, and the amount by which the proceeds from the Third Working Capital Loan exceeded its initial fair value has been recognized as a credit within stockholders’ deficit during the year ended December 31, 2022. The fair value of the note was estimated by the Company to be $268,000 and $314,840 at September 30, 2023 and December 31, 2022, respectively.
On September 30, 2022, the Company issued an unsecured promissory note to the Sponsor (the “Q3 2022 Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $170,000 (see Promissory Note Amendments above). The Q3 2022 Promissory Note is non-interest bearing and payable on the consummation of the Company’s Business Combination. On October 5, 2022, the Q3 2022 Promissory Note was fully drawn down by the Company. The fair value of the note was estimated by the Company to be $136,000 at September 30, 2023.
On October 31, 2022, the Company issued an unsecured promissory note to the Sponsor (the “Q4 2022 Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $200,000 (see Promissory Note Amendments above). The Q4 2022 Promissory Note is non-interest bearing and payable on the consummation of the Company’s Business Combination. On October 31, 2022, the Q4 2022 Promissory Note was fully drawn down by the Company. The fair value of the note was estimated by the Company to be $160,000 at September 30, 2023.
On February 6, 2023, the Company issued an unsecured promissory note to the Sponsor (the “Q1 2023 Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $535,000 of which $356,370 is convertible in to warrants post-Business Combination (see Promissory Note Amendments below). The Q1 2023 Promissory Note is non-interest bearing and payable on the consummation of the Company’s Business Combination. On February 7, 2023, the Q1 2023
Promissory
Note
was
fully drawn
down by the Company. The fair value of the convertible portion of the note was estimated by the Company to be $285,096 at September 30, 2023.
On May 12, 2023, the Company issued an unsecured promissory note to the Sponsor (the “First Q2 2023 Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $395,000. The First Q2 2023 Promissory Note is non-interest
bearing and payable on the consummation of the Company’s Business Combination. On May 15, 2023, the First Q2 2023 Promissory Note was fully drawn down by the Company. The fair value of the note was estimated by the Company to be $229,653 at initial measurement, and the amount by which the proceeds from the First Q2 2023 Promissory Note exceeded its initial fair value has been recognized as a credit within stockholders’ deficit during the nine months ended September 30, 2023. The fair value of the note was estimated by the Company to be $316,000 at September 30, 2023.
On June 22, 2023, the Company issued an unsecured promissory note to the Sponsor (the “Fourth Q2 2023 Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $50,000. The Fourth Q2 2023 Promissory Note is non-interest
bearing and payable on the consummation of the Company’s Business Combination. The fair value of the note was estimated by the Company to be $29,150 at initial measurement and $40,000 at September 30, 2023, and the amount by which the proceeds from the Fourth Q2 2023 Promissory Note exceeded its initial fair value has been recognized as a credit within stockholders’ deficit during the nine months ended September 30, 2023. On June 28, 2023, the Fourth Q2 2023 Promissory Note was fully drawn down by the Company.
On August 30, 2023, the Company issued an unsecured promissory note to the Sponsor (the “First Q3 2023 Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $
635,000
.
The First Q3 2023 Promissory Note is
non-interest
bearing and payable on the consummation of the Company’s Business Combination. The fair value of the note was estimated by the Company to be $
330,199
at initial measurement and $
508,000
at September 30, 2023, and the amount by which the proceeds from the First Q3 2023 Promissory Note exceeded its initial fair value has been recognized as a credit within stockholders’ deficit during the three and nine months ended September 30, 2023. On August 30, 2023, the First Q3 2023 Promissory Note was fully drawn down by the Company.
On March 29, 2023, the Company and Flame Acquisition Sponsor LLC entered into amendments to each of the Q3 2022 Promissory Note, Q4 2022 Promissory Note and Q1 2023 Promissory Note, pursuant to which loans made under such notes are, at the lender’s discretion, convertible into warrants of the post-Business Combination entity. On May 12, 2023, the Q1 2023 Promissory note was amended to clarify that approximately $
356,370 of the note proceeds are convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant, while the remainder of the note proceeds are non-convertible
notes to be used to fund advances to the acquisition target. Such warrants are identical to the private placement warrants, including as to exercise price, exercisability and exercise period. The Company evaluated the amendments to each of the Q3 2022 Promissory Note, Q4 2022 Promissory Note and Q1 2023 Promissory Note under ASC
470-50,
“Debt – Modification and Extinguishment”, and concluded that the amendments resulted in terms that were substantially different and thus resulted in debt extinguishments. The fair value of the Q3 2022 Promissory Note, Q4 2022 Promissory Note and Q1 2023 Promissory Note ($726,370 in aggregate proceeds) was estimated by the Company to be $684,165 upon the amendments. The amount by which the proceeds from each of the Q3 2022 Promissory Note, Q4 2022 Promissory Note and Q1 2023 Promissory Note exceeded their fair value has been recognized as a capital contribution within stockholders’ deficit during the nine months ended September 30, 2023.
As of
September 30, 2023
, each of the First Working Capital Loan, Second Working Capital Loan, Third Working Capital Loan, Q
3
2022
Promissory Note, Q
4
2022
Promissory Note, First Q
2
2023
Promissory Note, Fourth Q
2
2023
Promissory Note, First Q
3
2023
Promissory Note and a portion of the Q
1
2023
Promissory Note may be convertible into warrants ($
3,306,370
in total proceeds or
3,306,370
in aggregate warrants as of
September 30, 2023
) at a price of $
1.00
per warrant at the option of the lender. There were
no
additional borrowings under Convertible Promissory Notes other than those described above.

Promissory Note Loans
In addition, the Company has borrowed certain funds from
the
Sponsor under
non-convertible
promissory notes (“Promissory Note Loans”) that have been used to pay for expenditures of the acquisition target. As discussed below, since inception, the Company has entered into four non-convertible
promissory notes under this arrangement with the Sponsor. In accordance with the Merger Agreement, the Company is to pay for up to $1.5 million (subsequently amended to a cap of $3.0 million) in reasonable out-of-pocket
fees and expenses for any agents, advisors, consultants, experts, independent contractors and financial advisors engaged on behalf of Holdco or Sable and incurred in connection with the transactions contemplated by the Merger Agreement and
Sable-EM
Purchase Agreement at closing of the Business Combination. During the three and nine months ended September 30, 2023, the Company paid $123,897 and $726,868, respectively, in such expenditures on behalf of Sable which have been recorded and included in Operating costs on the condensed statements of operations for the three and nine months ended September 30, 202
3. From October 1, 2023 to November 14, 2023, the Company paid approximately $106,000 in additional such expenditures on behalf of Sable. T he Company is under no obligation to make further advances prior to the closing of the Business Combination.

On May 12, 2023, the Company issued an unsecured promissory note to the Sponsor (the “Second Q2 2023 Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $355,000. The Second Q2 2023 Promissory Note is non-interest
bearing and payable on the consummation of the Company’s Business Combination. On May 15, 2023, the Second Q2 2023 Promissory Note was fully drawn down by the Company.
On June 22, 2023, the Company issued an unsecured promissory note to the Sponsor (the “Third Q2 2023 Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $100,000. The Third Q2 2023 Promissory Note is non-interest
bearing and payable on the consummation of the Company’s Business Combination. On June 28, 2023, the Third Q2 2023 Promissory Note was fully drawn down by the Company.
On August 30, 2023, the Company issued an unsecured promissory note to the Sponsor (the “Second Q3 2023 Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $
495,000.
The Second Q3 2023 Promissory Note is
non-interest
bearing and payable on the consummation of the Company’s Business Combination. On August 30, 2023, the Second Q3 2023 Promissory Note was fully drawn down by the Company.
As of September 30, 2023, each of the First Working Capital Loan, Second Working Capital Loan, Third Working Capital Loan, Q3 2022 Promissory Note, Q4 2022 Promissory Note, First Q2 2023 Promissory Note, Fourth Q2 2023 Promissory Note, First Q3 2023 Promissory Note and a portion of the Q1 2023 Promissory Note (collectively the “Convertible Promissory Notes”) may be convertible into warrants ($
3,306,370 in total proceeds or 3,306,370 in aggregate warrants as of September 30, 2023) at a price of $1.00 per warrant at the option of the lender. There were no additional borrowings under Convertible Promissory Notes other than those described above.

The following tables presents the balances of the convertible promissory notes – related parties, at fair value and the promissory notes to related parties as of the respective period ends:

	Principal Value	Fair Value
	$ Amount	September 30, 2023	December 31, 2022
Convertible notes –related parties, at fair value
First Working Capital Loan	$365,000	$292,000	$343,034
Second Working Capital Loan	800,000	640,000	751,856
Third Working Capital Loan	335,000	268,000	314,840
Q3 2022 Promissory Note	170,000	136,000	—
Q4 2022 Promissory Note	200,000	160,000	—
Q1 2023 Promissory Note	356,370	285,096	—
First Q2 2023 Promissory Note	395,000	316,000	—
Fourth Q2 2023 Promissory Note	50,000	40,000	—
First Q3 2023 Promissory Note	635,000	508,000	—

Total	$3,306,370	$2,645,096	$1,409,730
Promissory notes to related parties
Q3 2022 Promissory Note	$—	$—	$170,000
Q4 2022 Promissory Note	—	—	200,000
Q1 2023 Promissory Note	178,630	178,630	—
Second Q2 2023 Promissory Note	355,000	355,000	—
Third Q2 2023 Promissory Note	100,000	100,000	—
Second Q3 2023 Promissory Note	495,000	495,000	—

Total	$1,128,630	$1,128,630	$370,000

NOTE 5 — RELATED PARTY TRANSACTIONS
Founder Shares
In November 2020, our founders acquired 7,187,500 founder shares (the “Founder Shares”)
for
an aggregate purchase price of $25,000 (the “Class B common stock”), or approximately $0.0035 per share. The Sponsor purchased 4,671,875 Founder Shares, FL
Co-Investment
purchased 1,257,813 Founder Shares and Intrepid Financial Partners purchased 1,257,812 Founder Shares. On November 25, 2020, the Sponsor sold 434,375
Founder Shares to some of the Company’s directors and executives, including Gregory D. Patrinely, the Company’s Chief Financial Officer and Secretary, at their original purchase price. Simultaneously with such transfer, each of FL Co-Investment and Intrepid Financial Partners transferred 13,125 Founder Shares to the Sponsor, respectively, at their original purchase price. Such sale of Founder Shares to the Company’s directors and executives is within the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Founder Shares were sold to directors and executives and effectively transferred subject to a performance condition (i.e., the consummation of a Business Combination). Compensation expense related to the Founder Shares is recognized only when the performance condition is probable of achievement under the applicable accounting literature. Stock-based compensation would be recognized at the date a Business Combination is considered probable in an amount equal to the number of Founder Shares times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founder Shares. On November 2, 2022, the Company entered into the Merger Agreement (see Note 1); however, the Merger Agreement is subject to certain conditions to closing, such as, for example, approval by the Company’s stockholders. As a result, the Company determined that there is a possibility that a Business Combination might not happen and, therefore, no stock-based compensation expense has been recognized.

The Initial Stockholders have agreed that, subject to certain limited exceptions, the Founder Shares will not be transferred, assigned, sold or released from escrow until the earlier of (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, if (x) the last reported sale price of the shares of our Class A common stock equals or exceeds $
12.00
 per share (as adjusted for stock splits, stock, reorganizations, recapitalizations and the like)
for any 20 trading days within any
30-trading
day period commencing at least 150 days after a Business Combination, or (y) the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of our stockholders having the right to exchange their shares of common stock for cash, securities or other property, the converted Class A common stock will be released from the lock-up.
Initial Promissory Note
On November 25, 2020, the Company issued an unsecured promissory note to the Initial Stockholders (the “Initial Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $
300,000
. The Initial Promissory Note was
non-interest
bearing and payable on the earlier of (i)
May 25, 2021
or (i) the consummation of the IPO. The Company borrowed $
75,000
under the Initial Promissory Note and repaid the Initial Promissory Note in full as of June 30, 2021.
No
additional borrowings under such the Initial Promissory Note are available.
Working Capital Loans
In order to finance transaction costs in connection with a Business Combination, the initial stockholders or an affiliate of the initial stockholders or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company, or convert them to warrants as described below. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to rep ay

the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. Initially up to $1,500,000, which was increased to $3,500,000 on March 24, 2023, of such loans may be convertible into warrants. The warrants would be identical to the Private Placement Warrants. As discussed below, since inception, the Company has entered into six convertible promissory notes under this arrangement with the Sponsor to provide Working Capital Loans.
Convertible Promissory Notes
On March 1, 2021, the Company issued an unsecured promissory note to the Sponsor (the “First Working Capital Loan”), pursuant to which the Company may borrow up to an aggregate principal amount of $365,000. The First Working Capital Loan is non-interest
bearing and payable on the consummation of the Company’s Business Combination. The First Working Capital Loan was fully drawn down in the period ended December 31, 2021. The Sponsor assigned $145,000 of the First Working Capital Loan to our
Executive Vice President and
Chief Financial Officer, Gregory Patrinely, $110,000 of the First Working Capital Loan to our
Executive
Vice President,
General Counsel and Secretary,
Anthony Duenner, and $110,000
of the First Working Capital Loan to our President, J. Caldwell Flores. As of December 31, 2022 and 2021, the First Working Capital Loan in the amount of
$365,000 was fully drawn. The fair value of the note was estimated by the Company to be $383,323 at initial measurement and $343,034 and $299,555 at December 31, 2022 and 2021, respectively.
On December 27, 2021, the Company issued an unsecured promissory note to the Sponsor (the “Second Working Capital Loan”), pursuant to which the Company may borrow up to an aggregate principal amount of $
800,000
. The Second Working Capital Loan is
non-interest
bearing and payable on the consummation of the Company’s Business Combination. As of December 31, 2022 and 2021, the Second Working Capital Loan in the amount of $
800,000
was fully drawn. The fair value of the note was estimated by the Company to be $
656,560
at initial measurement and at December 31, 2021. The fair value of the note was estimated by the Company to be $
751,856
at December 31, 2022.
On March 29, 2022, the Company issued an unsecured promissory note to the Sponsor (the “Third Working Capital Loan”), pursuant to which the Company may borrow up to an aggregate principal amount of $335,000. The Third Working Capital Loan is non-interest
bearing and payable on the consummation of the Company’s Business Combination. As of December 31, 2022, the Third Working Capital Loan in the amount of $335,000 was fully drawn. The fair value of the note was estimated by the Company to be $282,874 at initial measurement and at March 31, 2022, and the amount by which the proceeds from the Third Working Capital Loan exceed ed
its initial fair value has been recognized as a credit within stockholders’ deficit during the year ended December 31, 2022. The fair value of the note was estimated by the Company to be $314,840 at December 31, 2022.
As of December 31, 2022, there were no additional borrowings under Working Capital Loans other than the $365,000 outstanding under the First Working
Capital
Loan, $800,000 outstanding under the Second Working Capital Loan and $335,000 outstanding under the Third Working Capital Loan, as described above.
Q3 2022 Promissory Note
On September 30, 2022, the Company issued an unsecured promissory note to the Sponsor (the “Q3 2022 Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $170,000
. The Q3 2022 Promissory Note is
non-interest
bearing and payable on the consummation of the Company’s Business Combination. On October 5, 2022, the Q3 2022 Promissory Note was fully drawn down by the Company.

Q4 2022 Promissory Note
On October 31, 2022, the Company issued an unsecured promissory note to the Sponsor (the “Q4 2022 Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $200,000
. The Q4 2022 Promissory Note is
non-interest
bearing and payable on the consummation of the Company’s Business Combination. On October 31, 2022, the Q4 2022 Promissory Note was fully drawn down by the Company.
See Note 11 for discussion of the Q1 2023 Promissory Note and amendments to the Q3 2022 Promissory Note, Q4 2022 Promissory Note and Q1 2023 Promissory Note.